Report Of The Directors Financial Review Risk Report - Group ECL sensitivity results (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets	$ (2,865,200)	$ (2,855,948)
Allowance for ECL
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	(800)	(1,700)
Allowance for ECL | Retail
Disclosure of financial assets [line items]
Financial assets	3,000	3,000
Increase (decrease) in financial assets	(300)	(500)
Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Financial assets	3,100	3,100
Increase (decrease) in financial assets	$ (500)	$ (1,200)
Consensus Central scenario ECL
Disclosure of financial assets [line items]
Probability	75.00%
Consensus Central scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus Central scenario ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (200)	$ (200)
Consensus Central scenario ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (500)	$ (600)
Consensus Upside scenario ECL
Disclosure of financial assets [line items]
Probability	10.00%
Consensus Upside scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus Upside scenario ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (600)	$ (500)
Consensus Upside scenario ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ (1,100)	$ (1,200)
Consensus Downside scenario ECL
Disclosure of financial assets [line items]
Probability	10.00%
Consensus Downside scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Consensus Downside scenario ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 400	$ 200
Consensus Downside scenario ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 800	$ 600
Downside 2 scenario ECL
Disclosure of financial assets [line items]
Probability	5.00%
Downside 2 scenario ECL | Maximum
Disclosure of financial assets [line items]
Probability	100.00%	100.00%
Downside 2 scenario ECL | Allowance for ECL | Retail
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 1,800	$ 2,000
Downside 2 scenario ECL | Allowance for ECL | Wholesale
Disclosure of financial assets [line items]
Increase (decrease) in financial assets	$ 5,500	$ 5,500